DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Cash in bank account	$ 7,194,912	$ 619,554
Working capital deficit	$ 14,591,130	$ 11,386,299